Account and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Account and other payables

	As of December 31	As of December 31
	2025	2024
	USD	USD

Account payable	8,251,166	15,043,931
Payroll Payable	43,530	24,221
Other payables	1,823,350	2,335,745
Contract liabilities	-	10,152
Total	10,118,046	17,414,049